Basis of preparation	12 Months Ended
Feb. 28, 2021
Disclosure Of Basis Of Preparation [Abstract]
Basis of preparation
2	Basis of preparation

2.1	Basis of compilation

The financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The financial statements were approved for issuance by the Company’s Board of Directors on February 28, 2022.

2.2	Business combination

While Holdco is the legal acquirer of both Netfin and TFPL, TFPL has been identified as the accounting acquirer of Netfin for accounting purposes. This determination was primarily based on TFPL comprising the ongoing operations of the combined company, TFPL senior management comprising the senior management of the combined company, and the former owners and management of TFPL having control of the Board of Directors following the consummation of the business combination by virtue of being able to appoint a majority of the directors of the combined company. As Netfin does not meet the definition of a business as defined in IFRS 3 — Business Combinations (“IFRS 3”), the acquisition is not within the scope of IFRS 3 and is accounted for as a share-based payment transaction in accordance with IFRS 2 — Share-based Payments (“IFRS 2”). Hence, the business combination will be accounted for as the continuance of TFPL with recognition of the identifiable assets acquired and the liabilities assumed of Netfin at fair value. Operations prior to the business combination will be those of TFPL from an accounting point of view.

Under IFRS 2, the business combination is measured at the fair value of the ordinary shares deemed to have been issued by TFPL for the ownership interest in Holdco to be the same as if the transaction had taken the legal form of TFPL acquiring 100% of Netfin. The difference between the fair value of the ordinary shares deemed to have been issued by TFPL and the fair value of Netfin’s identifiable net assets acquired represents a transaction cost and will be expensed as a charge to income.

TFPL has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

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The Sellers, who comprise all of TFPL’s shareholders, will have the largest ownership interest and voting interest in Holdco after the closing date under each of the no redemptions and maximum redemptions scenarios (as described below and in the notes hereto) with approximately 61.5% or 77.3% ownership voting interest, respectively;

•

Holdco’s board of directors after the business combination will initially consist of seven directors; five of whom will initially be appointed by the Sellers and two of whom will initially be appointed by Netfin; and

•	TFPL represents the larger entity, in terms of both revenue and total assets.

Other factors were considered, including composition of management, purpose and intent of the business combination and the location of the combined company’s headquarters, noting that the preponderance of evidence as described above is indicative that TFPL is the accounting acquirer in the business combination.

No goodwill or other intangible assets will be recorded by TFPL in connection with the acquisition.  All direct costs of the business combination will be expensed.

The shares and net profit or loss per common share, prior to the business combination, have been adjusted as shares reflecting the exchange ratio established in the business combination.

2.3	Basis of measurement

The financial statements have been prepared on the historical cost basis.

2.4	Functional and presentation currency

These financial statements are presented in United States dollars (US$), which is the Company’s functional currency.

2.5	Use of estimates and judgements

The preparation of the financial statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.  Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis.  Revisions to accounting estimates are recognised in the period in which the estimates are revised and in any future periods affected.

Information about estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are included in the following notes:

•	Note 5 – Impairment test of intangible assets: key assumptions underlying recoverable amounts, including the recoverability of development costs;
•	Note 6 – Impairment test of contract costs: key assumptions underlying achievement of the volume of customer referrals;
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Note 7 and 8 – Measurement of Expected Credit Loss (“ECL”) allowance for trade receivables based on key assumptions such as Probability of Default (“PD”) and Loss Given Default (“LGD”) and forward-looking macroeconomic factors.

•	Note 13 – Lease term: Whether the Group is reasonably certain to exercise extension options; and
•	Note 22 – Uncertain tax treatments.